INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE (Details Narrative) (USD $) In Thousands, unless otherwise specified					0 Months Ended		0 Months Ended			0 Months Ended		1 Months Ended		0 Months Ended			0 Months Ended
	Sep. 30, 2013		Jan. 04, 2013	Dec. 31, 2012	Dec. 13, 2011 MSRs Pool 1	Sep. 30, 2013 MSRs Pool 1	Dec. 13, 2011 MSRs Pool 1 As reported at 12/31/12	Jun. 05, 2012 MSRs Pool 2	Sep. 30, 2013 MSRs Pool 2	Jun. 05, 2012 MSRs Pool 2 As reported at 12/31/12	Jun. 29, 2012 MSR Pools 3, 4 and 5	Sep. 30, 2013 MSRs Pool 5	Jun. 29, 2012 MSRs Pool 5 As reported at 12/31/12	May 20, 2013 MSRs Pool 11	Sep. 23, 2013 MSRs Pool 12	Sep. 30, 2013 MSRs Pool 12	Jun. 29, 2012 MSRs As reported at 12/31/12	Sep. 30, 2013 MSRs Pool 3	Jun. 29, 2012 MSRs Pool 3 As reported at 12/31/12	Sep. 30, 2013 MSRs Pool 4	Jun. 29, 2012 MSRs Pool 4 As reported at 12/31/12
Percentage of Investment co-owned by Nationstar			33.00%		35.00%		35.00%	35.00%		35.00%	35.00%				20.00%		35.00%
Percentage of Investment owned by New Residential			67.00%		65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	80.00%		66.70%	40.00%	40.00%	65.00%	65.00%		65.00%
Amount invested					$ 43,700		$ 44,000	$ 42,300		$ 44,000	$ 176,500	$ 26,600		$ 2,400	$ 17,400		$ 176,500
Unpaid principal balance of underlying mortgage							9,900,000			10,400,000			47,600,000				63,700,000		9,800,000		6,300,000
Non-conforming loans in private label securitizations of portfolio (percent)											75.00%						75.00%
Conforming loans in GSE pools of portfolio (percent)											25.00%						25.00%
Repurchase agreements	$ 1,467,934	[1]		$ 150,922
Additional percentage of investment purchased by New Residential												15.00%		33.30%
Percentage of Investment owned by Fortress-managed (affiliated funds)															40.00%

[1]	(A) Represents our historical consolidated balance sheet at September 30, 2013.